Revenue from Contracts with Customers - Schedule of Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 560,548	₩ 500,845	₩ 725,516
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	670	111	119
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	559,878	500,734	725,397
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	481,017	409,951	639,231
Micro-transaction revenue | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,875	61,425	70,566
Micro-transaction revenue | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	404,142	348,526	568,665
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,557	72,714	71,390
Royalties and license fees | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,464	15,564	10,451
Royalties and license fees | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,093	57,150	60,939
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 14,974	₩ 18,180	₩ 14,895